Financial Costs and Loss/(Gain) on Derivatives - Analysis of loss (gain) on derivatives (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Analysis of Loss/(gain) on interest rate swaps
Unrealized loss/(gain) on derivatives held for trading	$ (1,001)	$ 1,857		$ (7,371)	$ 1,209
Realized loss/(gain) on interest rate swaps held for trading	(587)	479		(544)	1,104
Total loss/(gain) on derivatives	$ (1,588)	$ 2,336	[1]	$ (7,915)	$ 2,313	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).